Hedging (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments, Cash Flow Hedge Accounting Discontinued
Activity related to these transferred positions is as follows:

	Realized Losses Recorded in "Net sales"
(In thousands)	Quarter ended September 30, 2013	Nine months ended September 30, 2013
€25 million purchased euro put option settled in Q1 2013	$—	$—
€25 million sold euro call option settled in Q1 2013	—	(620)
€19 million purchased euro put option settled in Q2 2013	—	—
€19 million sold euro call option settled in Q2 2013	—	(507)
€27 million purchased euro put options settled in Q3 2013	—	—
€27 million sold euro call options settled in Q3 2013	(1,265)	(1,265)
	$(1,265)	$(2,392)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location

	Quarter ended September 30,		Nine months ended September 30,
(In thousands)	2013	2012	2013	2012
Gains (losses) on 30-day euro forward contracts	$(3,288)	$(1,781)	$(3,024)	$(1,021)
Gains (losses) from fluctuations in the value of the net monetary assets exposed to euro exchange rates	5,384	4,129	332	(3,281)

Schedule of Notional Amounts of Outstanding Derivative Positions
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At September 30, 2013, the company's hedge portfolio was comprised of the following outstanding positions:

	Notional Amount	Contract Average Rate/Price	Settlement Period
Derivatives designated as hedging instruments:
Currency derivatives:
Purchased euro put options	€51 million	$1.20/€	2013
Sold euro call options	€51 million	$1.28/€	2013
Average rate forward contracts	€35 million	$1.24/€	2013
Purchased euro put options	€91 million	$1.30/€	2014[2]
Sold euro call options	€91 million	$1.39/€	2014[2]
Average rate forward contracts	€91 million	$1.34/€	2014[2]

3.5% Rotterdam Barge fuel derivatives:
Bunker fuel forward contracts[1]	15,006 mt	$539/mt	2013
Bunker fuel forward contracts[1]	90,504 mt	$581/mt	2014
Bunker fuel forward contracts	59,800 mt	$556/mt	2015[2]

Derivatives not designated as hedging instruments:
30-day euro forward contracts	€79 million	$1.35/€	October 2013
Singapore 180 fuel derivatives:
Bunker fuel forward contracts[1,3]	4,167 mt	$560/mt	2013
Bunker fuel forward contracts[1,3]	17,912 mt	$618/mt	2014
Bunker fuel forward contracts[3]	14,840 mt	$594/mt	2015

[1]
As described in Note 11 of the 2012 Annual Report on Form 10-K, new cash flow hedge relationships were established for certain bunker fuel forward contracts in 2011. These changes resulted in hedge rates for accounting purposes that are different from those in the hedge contract terms.

[2]	Settlement periods for bunker fuel forward contracts and purchased and sold euro options are through September 2015 and December 2014, respectively.

[3]	As discussed above, in October 2013, the company sold all Singapore 180 fuel derivative outstanding positions at an insignificant loss.

Schedule of Change in Fair Value of Derivative Assets and Liabilities Designated as Hedging Instruments
Activity related to the company's derivative assets and liabilities designated as hedging instruments is as follows:

	2013		2012
(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Currency Hedge Portfolio	Bunker Fuel Forward Contracts
Balance at beginning of year	$(23,215)	$8,572	$5,232	$14,754
Realized (gains) losses included in net income	5,601	(2,839)	(4,381)	(5,514)
Transfers[1]	7,638	—	—	—
Purchases, net[2]	541	—	—	—
Changes in fair value	6,310	1,888	(851)	19,471
Balance at March 31	$(3,125)	$7,621	$—	$28,711
Realized (gains) losses included in net income	4,766	(2,151)	(53)	(4,139)
Purchases, net [2]	62	—	850	—
Changes in fair value	(5,142)	(7,673)	(3,324)	(20,250)
Balance at June 30	$(3,439)	$(2,203)	$(2,527)	$4,322
Realized (gains) losses included in net income	3,568	(1,908)	1,018	(3,822)
Transfers[1]	—	193	—	—
Purchases (sales), net [2]	314	—	—	—
Changes in fair value	(10,180)	3,888	(14,109)	12,551
Balance at September 30	$(9,737)	$(30)	$(15,618)	$13,051

[1]	Represents the fair value at the transfer date of positions where hedge accounting was terminated. See discussion above.

[2]
Purchases represent the cash premiums paid upon the purchase of euro put options or received upon the sale of euro call options. Bunker fuel and currency forward contracts require no up-front cash payment and have an initial fair value of zero; settlements on the forward contracts (swaps) occur upon their maturity.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
Deferred net gains (losses) in "Accumulated other comprehensive income (loss)" at September 30, 2013 are expected to be reclassified into income as follows (in thousands):

Expected Period of Recognition	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
2013	$(7,860)	$603	$(7,257)
2014	(2,810)	(487)	(3,297)
2015	—	(255)	(255)
	$(10,670)	$(139)	$(10,809)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following tables summarize the effect of the company's derivatives designated as cash flow hedging instruments on OCI and earnings:

	Quarter ended September 30, 2013			Quarter ended September 30, 2012
(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
Gain (loss) recognized in OCI on derivative (effective portion)	$(10,201)	$4,018	$(6,183)	$(13,580)	$12,209	$(1,371)
Gain (loss) reclassified from accumulated OCI into income (effective portion)[1]	(6,114)	1,908	(4,206)	(753)	3,822	3,069
Gain (loss) recognized in income on derivative (ineffective portion)[1]	$—	$(130)	$(130)	$—	$342	$342

	Nine months ended September 30, 2013			Nine months ended September 30, 2012
(In thousands)	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total	Currency Hedge Portfolio	Bunker Fuel Forward Contracts	Total
Gain (loss) recognized in OCI on derivative (effective portion)	$(8,518)	$210	$(8,308)	$(17,755)	$11,983	$(5,772)
Gain (loss) reclassified from accumulated OCI into income (effective portion)[1]	(21,328)	6,898	(14,430)	3,628	13,475	17,103
Gain (loss) recognized in income on derivative (ineffective portion)[1]	$—	$(2,107)	$(2,107)	$—	$(211)	$(211)

[1]
Both the gain (loss) reclassified from accumulated OCI into income (effective portion) and the gain (loss) recognized in income on derivative (ineffective portion, if any) are included in "Net sales" for the currency hedge portfolio and "Cost of sales" for bunker fuel forward contracts.